Other Comprehensive Income and Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income and Accumulated Other Comprehensive Income disclosure
Other Comprehensive Income and Accumulated Other Comprehensive Income disclosure [Text Block]

10. OTHER COMPREHENSIVE INCOME AND ACCUMULATED OTHER COMPREHENSIVE INCOME

        The following table presents the changes in the Company's accumulated other comprehensive income (AOCI) for the years ended December 31, 2013, 2012 and 2011.

(in millions)	Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income	Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income	Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity	Net Unrealized Foreign Currency Translation	Total Accumulated Other Comprehensive Income
Balance, December 31, 2010	$1,719	$140	$(610)	$6	$1,255

Other comprehensive income (OCI) before reclassifications	1,091	(8)	(251)	(61)	771
Amounts reclassified from AOCI	(81)	10	50	—	(21)

Net OCI, current period	1,010	2	(201)	(61)	750

Balance, December 31, 2011	2,729	142	(811)	(55)	2,005

OCI before reclassifications	228	48	(104)	45	217
Amounts reclassified from AOCI	(49)	5	58	—	14

Net OCI, current period	179	53	(46)	45	231

Balance, December 31, 2012	2,908	195	(857)	(10)	2,236

OCI before reclassifications	(1,740)	(2)	358	(79)	(1,463)
Amounts reclassified from AOCI	(43)	4	68	8	37

Net OCI, current period	(1,783)	2	426	(71)	(1,426)

Balance, December 31, 2013	$1,125	$197	$(431)	$(81)	$810

        The following table presents the pretax components of the Company's other comprehensive income (loss) and the related income tax expense (benefit) for the years ended December 31, 2013, 2012 and 2011.

(for the year ended December 31, in millions)	2013	2012	2011
Changes in net unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income	$(2,734)	$281	$1,570
Income tax expense (benefit)	(951)	102	560

Net of taxes	(1,783)	179	1,010

Having credit losses recognized in the consolidated statement of income	3	81	4
Income tax expense	1	28	2

Net of taxes	2	53	2

Net changes in benefit plan assets and obligations	647	(69)	(307)
Income tax expense (benefit)	221	(23)	(106)

Net of taxes	426	(46)	(201)

Net changes in unrealized foreign currency translation	(112)	43	(90)
Income tax expense (benefit)	(41)	(2)	(29)

Net of taxes	(71)	45	(61)

Total other comprehensive income (loss)	(2,196)	336	1,177
Total income tax expense (benefit)	(770)	105	427

Total other comprehensive income (loss), net of taxes	$(1,426)	$231	$750

        The following table presents the pretax and related income tax expense (benefit) components of the amounts reclassified from the Company's AOCI to the Company's consolidated statement of income for the years ended December 31, 2013, 2012 and 2011.

(for the year ended December 31, in millions)	2013	2012	2011
Reclassification adjustments related to unrealized gains on investment securities:
Having no credit losses recognized in the consolidated statement of income(1)	$(66)	$(75)	$(125)
Income tax expense(2)	(23)	(26)	(44)

Net of taxes	(43)	(49)	(81)

Having credit losses recognized in the consolidated statement of income(1)	5	8	16
Income tax benefit(2)	1	3	6

Net of taxes	4	5	10

Reclassification adjustment related to benefit plan assets and obligations(3)	105	88	76
Income tax benefit(2)	37	30	26

Net of taxes	68	58	50

Reclassification adjustment related to foreign currency translation(1)	8	—	—
Income tax benefit(2)	—	—	—

Net of taxes	8	—	—

Total reclassifications	52	21	(33)
Total income tax benefit (expense)	15	7	(12)

Total reclassifications, net of taxes	$37	$14	$(21)

(1)
(Increases) decreases net realized investment gains on the consolidated statement of income.

(2)
(Increases) decreases income tax expense on the consolidated statement of income.

(3)
Increases (decreases) general and administrative expenses on the consolidated statement of income.